Note 8 - Staff Numbers and Costs - Average Number of Employees (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Average number of employees	179	209	179	194
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	9	11	9	9
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	31	27	32	37
Production [Member]
Statement Line Items [Line Items]
Average number of employees	139	171	138	148